Debt and standby letters of credit facilities - Schedule of contractual repayments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Due in one year or less	$ 0.0
Due in one to three years	0.0
Due in three to five years	0.0
Due after five years	736.7
Total	$ 736.7